Net Revenues - Schedule of Changes in Deferred Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Revenues Disclosure [Abstract]
Balance at of the beginning of the period	¥ 202,453,092	¥ 199,448,112
Cash received in advance, net of VAT	223,388,868	210,709,401
Acquisition of Youru	1,534,529
Revenue recognized from opening balance of deferred revenue	(113,271,035)	(106,900,106)
Revenue recognized from deferred revenue arising during the year	(88,928,077)	(94,296,098)
Disposal of equity interests in subsidiaries for deconsolidation	(1,609,644)	(3,793,597)
Change of refund liabilities	(3,850,159)	(2,714,620)
Balance at of the end of the period	¥ 219,717,574	¥ 202,453,092